Employee Benefit Plan	12 Months Ended
Dec. 31, 2010
Employee Benefit Plan
Employee Benefit Plan

Note 14. Employee Benefit Plan

The Company sponsors a 401(k) plan that covers substantially all employees. In its sole discretion, the Company may make contributions to the plan on a percentage of participants' contributions. The Company made contributions of approximately $9,000 and $22,000 for the years ended December 31, 2010 and 2009, respectively. The Company has no other post-employment or post-retirement benefit plans.